COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Nov. 30, 2023	Feb. 28, 2023
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

13. COMMITMENTS AND CONTINGENCIES

Litigation

Occasionally, the Company may be involved in claims and legal proceedings arising from the ordinary course of its business. The Company records a provision for a liability when it believes that is both probable that a liability has been incurred, and the amount can be reasonably estimated. If these estimates and assumptions change or prove to be incorrect, it could have a material impact on the Company’s condensed consolidated financial statements. Contingencies are inherently unpredictable, and the assessments of the value can involve a series of complex judgments about future events and can rely heavily on estimates and assumptions.

The related legal costs are expensed as incurred.

Operating Lease

On December 18, 2020, the Company entered into a 15-month lease agreement for office space at 18009 Sky Park Circle Suite E, Irvine CA, 92614, commencing on December 18, 2020 through to March 31, 2022 with a minimum base rent of $3,859 per month. The Company paid a security deposit of $3,859.

On March 10, 2021, the Company entered into a 10 year lease agreement for a manufacturing facility at 10800 Galaxie Avenue, Ferndale, Michigan, 48220, commencing on May 1, 2021 through to April 30, 2031 with a minimum base rent of $15,880 per month. The base rent increase by 3% per annum commencing May 1, 2024. The Company paid a security deposit of $15,880.

On September 30, 2021, the Company entered into a 3-year lease agreement for a vehicle commencing September 30, 2021 through to April 30, 2031 with a minimum base rent of $1,538 per month. The Company paid a down payment of $18,462.

On January 28, 2022, the Company entered into a 2-year lease agreement for office space at 1516 E Edinger, Santa Ana, California, 92705, commencing on February 1, 2022 through to January 31, 2024 with a minimum base rent of $1,500 per month. The Company paid a security deposit of $1,500.

The Company’s leases are accounted for as operating leases. Rent expense and operating lease cost are recorded over the lease terms on a straight-line basis. Rent expense and operating lease cost was $64,081 and $189,164 for the three and nine months ended November 30, 2023, respectively, and $61,005 and $194,653 for the three and nine months ended November 30, respectively.

Maturity of Lease Liabilities	Operating Leases
November 30, 2024	$229,016
November 30, 2025	207,558
November 30, 2026	207,558
November 30, 2027	207,558
November 30, 2028	207,558
November 30, 2029 and after	501,599
Total lease payments	1,560,847
Less: Interest	(450,015)
Present value of lease liabilities	$1,110,832

ARTIFICIAL INTELLIGENCE TECHNOLOGY SOLUTIONS INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

15. COMMITMENTS AND CONTINGENCIES

Litigation

Occasionally, the Company may be involved in claims and legal proceedings arising from the ordinary course of its business. The Company records a provision for a liability when it believes that is both probable that a liability has been incurred, and the amount can be reasonably estimated. If these estimates and assumptions change or prove to be incorrect, it could have a material impact on the Company’s condensed consolidated financial statements. Contingencies are inherently unpredictable, and the assessments of the value can involve a series of complex judgments about future events and can rely heavily on estimates and assumptions.

The related legal costs are expensed as incurred.

Operating Lease

On December 18, 2020, the Company entered into a 15-month lease agreement for office space at 18009 Sky Park Circle Suite E, Irvine CA, 92614, commencing on December 18, 2020 through to March 31, 2022 with a minimum base rent of $3,859 per month. The Company paid a security deposit of $3,859.

On March 10, 2021, the Company entered into a 10 year lease agreement for q manufacturing facility at 10800 Galaxie Avenue, Ferndale, Michigan, 48220, commencing on May 1, 2021 through to April 30, 2031 with a minimum base rent of $15,880 per month. The base rent increase by 3% per annum commencing May 1, 2024. The Company paid a security deposit of $15,880.

On September 30, 2021, the Company entered into a 3-year lease agreement for a vehicle commencing September 30, 2021 through to April 30, 2031 with a minimum base rent of $1,538 per month. The Company paid a down payment of $18,462.

On January 28, 2022, the Company entered into a 2-year lease agreement for office space at 1516 E Edinger, Santa Ana, California, 92705, commencing on February 1, 2022 through to January 31, 2024 with a minimum base rent of $1,500 per month. The Company paid a security deposit of $1,500.

The Company’s leases are accounted for as operating leases. Rent expense and operating lease cost are recorded over the lease terms on a straight-line basis. Rent expense and operating lease cost was $260,271 and $275,785 for the years ended February 28, 023 and February 28, 2022, respectively.

ARTIFICIAL INTELLIGENCE TECHNOLOGY SOLUTIONS INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Maturity of Lease Liabilities	Operating Leases
February 28, 2024	$248,669
February 28, 2025	219,863
February 28, 2026	207,558
February 28, 2027	207,558
February 28, 2028	207,558
February 28, 2029 and after	657,268
Total lease payments	1,748,474
Less: Interest	(549,263)
Present value of lease liabilities	$1,199,211